Income Taxes - Income Tax Provision (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current income tax:
Federal			$ 0	$ 0	$ 0
State			512	151	545
Foreign			(52)	(24)	95
Total			460	127	640
Deferred income tax:
Federal			0	(326)	0
State			0	(53)	0
Foreign			(2,071)	1,330	(573)
Total			(2,071)	951	(573)
Income tax (benefit) expense	$ (301)	$ (433)	$ (1,611)	$ 1,078	$ 67